Business (Details)	Dec. 31, 2010 Apartmentunit Property RealEstate LandParcels
Property/Unit schedule
Wholly Owned Properties	425
Wholly Owned Units	119,634
Partially Owned Consolidated Properties	24
Partially Owned Consolidated Units	5,232
Military Housing Properties	2
Military Housing Units	4,738
Total Properties	451
Total Units	129,604
Business (Textuals) [Abstract]
EQR's Ownership percentage in ERPOP	95.50%
Properties owned	451
States in which properties owned are located	17
Units owned	129,604
Wholly Owned Properties	425
Properties having 100% fee simple title	422
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	3
Number of land parcels under long-term ground leases	1